Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000237872
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237871
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000237874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237873
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
C000237876
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000237875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Without Sales Load [Member] | C000237872
Average Annual Return [Line Items]
Average Annual Return, Percent	14.43%			14.81%
Without Sales Load [Member] | C000237871
Average Annual Return [Line Items]
Average Annual Return, Percent	14.26%			14.75%
Without Sales Load [Member] | C000237874
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		14.57%
Without Sales Load [Member] | C000237873
Average Annual Return [Line Items]
Average Annual Return, Percent	14.89%		14.51%
Without Sales Load [Member] | C000237876
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%	11.55%
Without Sales Load [Member] | C000237875
Average Annual Return [Line Items]
Average Annual Return, Percent	9.59%	11.48%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			23.03%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%			23.03%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		22.86%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		22.86%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	22.08%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	22.08%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%			17.45%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%			22.50%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%			17.45%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%			22.50%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%		17.34%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%		22.34%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%		17.34%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%		22.34%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%	16.83%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%	21.56%
Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Goldman Sachs Index: 70% S&P 500 Index/30% ICE BofA Three-Month U.S. Treasury Bill (Total Return, USD, Unhedged)
Average Annual Return, Percent	13.74%	16.83%
Goldman Sachs Index: S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index (Net, USD, Unhedged)
Average Annual Return, Percent	17.43%	21.56%